Investment Strategy	Aug. 31, 2025
WisdomTree Bloomberg U.S. Dollar Bullish Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide total returns, before fees and expenses, that exceed the performance of the Index. The Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The Index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The Index also incorporates levels and differences in short-term interest rates between the U.S. and the countries (or regions) represented by the foreign currencies. To implement its methodology, the Index combines a basket of one-month currency forward contracts between the U.S. dollar and the individual constituent currencies of the Index and a U.S. dollar cash component invested at the 4-week Treasury Bill funding rate.

The Fund will seek exposure to both the U.S. dollar and global currencies held by the Index through investing, under normal circumstances, at least 80% of its assets in money market securities and other liquid securities, such as short-term investment grade government and corporate debt securities, combined with currency forward contracts in the individual constituent currencies of the Index (a currency forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract). If a sufficiently liquid futures contract on the Index or related index is later developed, the Fund may invest in such futures contract as a substitute for or in combination with forward contracts on the individual currencies. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Fund’s positioning for a stronger U.S. dollar through a mixture of securities and financial instruments is intended to provide a return reflective of the change in the value of the U.S. dollar relative to the basket of global currencies while incorporating differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies. The Fund can also generate return from investments into high quality, short-term U.S. fixed income investments held in support of its currency positions. The Fund expects its holdings to represent between 8 to 20 currencies at any given time, with the euro expected to represent the largest exposure in the global basket of currencies. Since its inception, the Index has included exposures to approximately 10 to 12 currencies per year. The Fund, similar to the Index, is not designed to benefit if the value of the basket of global currencies appreciates relative to the U.S. dollar.

The Fund generally will maintain a weighted average portfolio maturity with respect to short-term investment grade government and corporate debt securities of two (2) years or less and money market securities of 180 days or less on average (not to exceed 18 months) and will not purchase any money market securities with a remaining maturity of more than 397 calendar days. The “average portfolio maturity” of the Fund will be the average of all current maturities of the individual securities in the Fund’s portfolio. The Fund’s actual portfolio duration may be longer or shorter depending on market conditions.

Strategy Portfolio Concentration [Text]	The Fund will seek exposure to both the U.S. dollar and global currencies held by the Index through investing, under normal circumstances, at least 80% of its assets in money market securities and other liquid securities, such as short-term investment grade government and corporate debt securities, combined with currency forward contracts in the individual constituent currencies of the Index (a currency forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract).
WisdomTree Emerging Currency Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries.

The Fund seeks to provide exposure to currencies and money market rates from emerging and developing economies in three regions of the world: (i) Asia, (ii) Latin America and (iii) Europe, the Middle East and Africa. Within these regions, the Fund intends to invest in a subset of the following countries: Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, South Africa, South Korea, Taiwan, Thailand, and Turkey. This list may change based on market developments. The Fund attempts to achieve exposure to the most liquid currencies within each of the three broad regions, while at the same time maintaining geographic and economic diversity across these regions. The specific set of currencies is generally selected annually, typically in July or August. The selected currencies are equally weighted in terms of U.S. dollar value. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to each of the three broad geographic regions is limited to 60% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancing may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from emerging to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from the Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

Because the market for money market securities in the selected emerging markets generally is less liquid and accessible to foreign investors than corresponding markets in more developed countries, the Fund intends to achieve exposure to these markets by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in currencies of the selected markets in which the Fund invests. In aggregate, the Fund’s investments should create exposure that is economically similar to a basket of money market securities denominated in each of the selected currencies. The Fund also may enter into repurchase agreements.

The Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to selected emerging market countries. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to selected emerging market countries.
WisdomTree Emerging Markets Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through investment in debt securities issued by corporate entities (“Corporate Debt”) that are domiciled in, or economically tied to, emerging market countries. The issuers of such Corporate Debt will include public, private, and state-owned or sponsored corporations. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Corporate Debt. For these purposes, Corporate Debt includes fixed income securities, such as bonds, notes, money market securities and other debt obligations (such as loan participation notes) of emerging market issuers. Corporate Debt does not include derivatives.

The Fund intends to focus its investment on Corporate Debt issued in U.S. dollars. The Fund also may invest in Corporate Debt denominated in the local currency of emerging market countries. Non-U.S. dollar denominated debt is sometimes referred to as “local debt.” Local debt provides exposure to changes in the value of such non-U.S. currencies against the U.S. dollar. Corporate Debt includes debt securities issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development or International Finance Corporation, or other regional development banks. The Fund may invest to a limited extent in debt securities of emerging market governments (also known as “sovereign debt”) and debt securities linked to inflation rates in emerging market countries.

The Fund intends to seek exposure to Corporate Debt from the following regions: Africa, Asia, Eastern Europe, Latin America and the Middle East. Within these regions, the Fund may invest in countries such as: Argentina, Bahrain, Barbados, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, El Salvador, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Kazakhstan, Kuwait, Macau, Malaysia, Mexico, Mongolia, Morocco, Nigeria, Oman, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine, and the United Arab Emirates. This list may change based on market developments. The Fund employs a structured investment approach that utilizes “top down” analysis of macroeconomic factors and “bottom up” analysis of emerging market countries and issuers. The Fund’s credit exposures are monitored and may be modified, reduced or eliminated. The Fund’s exposure to any single issuer generally will be limited to 10% of the Fund’s net assets. The Fund’s exposure to any single country generally will be limited to 30% of the Fund’s net assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of emerging market Corporate Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad exposure to emerging market Corporate Debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in U.S. dollars or the currencies of countries in which the Fund invests.

The Fund may invest up to 20% of its net assets in derivatives, such as swaps, U.S. Treasury futures, and forward currency contracts. The Fund’s use of derivatives will be underpinned by investments in cash or other liquid assets (typically short-term, high-quality money market securities). The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously agrees to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund must invest at least 80% of its net assets directly in Corporate Debt. The decision to secure exposure through direct investment in Corporate Debt or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the Fund’s 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Strategy Portfolio Concentration [Text]	The Fund must invest at least 80% of its net assets directly in Corporate Debt.
WisdomTree Emerging Markets Local Debt Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through investment in bonds and other debt instruments (“Local Debt”) denominated in the local currencies of emerging market countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations denominated in local currencies of emerging market countries, as well as certain derivatives and other instruments described herein.

The Fund is designed to provide exposure to Local Debt of issuers from a broad range of emerging market regions and countries. The Fund intends to focus its investment on fixed income securities issued by emerging market governments, government agencies, and corporations. The Fund also may invest in fixed income securities denominated in an emerging market currency and issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks. The Fund also may invest in debt securities linked to inflation rates outside the U.S., including securities or instruments linked to rates in emerging market countries.

The Fund intends to provide exposure across several geographic regions and countries. The Fund intends to invest in Local Debt from the following regions: Asia, Latin America, Europe, the Middle East, and Africa. Within these regions, the Fund may invest in countries such as: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, South Africa, South Korea, Taiwan, Thailand, Turkey, and Uruguay. This list may change based on market developments. The Fund uses a structured investment approach that analyzes multiple factors. Countries are grouped into differentiated tiers based on an analysis of these factors. Subject to the Fund’s general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets and that WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) believes are pursuing sustainable fiscal and monetary policies in light of economic and market conditions. The country exposures are monitored and may be modified, reduced or eliminated. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of Local Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad-based exposure to emerging market debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in the currencies of countries in which the Fund invests.

The Fund may invest up to 30% of its net assets in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in cash or other liquid assets (typically short-term, high- quality U.S. money market securities) and is designed to provide exposure similar to investments in local currency debt. The Fund also may enter into repurchase agreements. Local Debt also includes fixed income securities denominated in an emerging market currency and issued by a supranational organization or regional development bank. Assets not invested in Local Debt generally will be invested in U.S. government securities and investment grade money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by emerging market governments, government agencies, corporations, regional development banks and supranational issuers, as well as derivatives based on such instruments.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations denominated in local currencies of emerging market countries, as well as certain derivatives and other instruments described herein.
WisdomTree Floating Rate Treasury Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Bloomberg U.S. Treasury Floating Rate Bond Index (the “Index”). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

Bloomberg Index Services Limited (the “Index Provider”), designed the Index to measure the performance of floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”). Unlike fixed-rate U.S. Treasury bonds, FRNs have interest rates that adjust periodically. FRN interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. The FRN interest rate is the sum of an index (or coupon) rate and a spread. The FRN index rate is based on the highest accepted discount rate of the most recent 13-week T-bill and is reset daily based on a weekly rate according to the result of the most recent 13-week T-bill auction. The spread applied to an FRN is determined at its initial auction and is the highest accepted discount margin in that auction. The spread remains the same for the life of an FRN. Because FRN index rates reset daily based on a weekly rate, the value of an FRN generally fluctuates much less than that of a fixed-rate bond in response to market interest rate movements. FRN values, however, will decline if their index rates do not rise as much, or as quickly, as interest rates in general.

The Index is rules-based and market capitalization weighted and comprised of FRNs that have a minimum amount outstanding of one billion as of the monthly rebalancing date, which falls on the last business day of each month. FRNs eligible for inclusion in the Index must have an issue date on or before the Index rebalancing date. The Index excludes fixed-rate securities, Treasury inflation-protected securities, convertible bonds and bonds with survivor put options. Both the FRNs and the FRNs’ coupon and principal payments must be denominated in U.S. dollars. FRNs pay interest rates quarterly until maturity.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.
WisdomTree Interest Rate Hedged High Yield Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

WisdomTree, Inc. (the “Index Provider”), the parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide long exposure to the performance of selected issuers in the U.S. non-investment-grade corporate bond (“junk bond”) market with favorable fundamental and income characteristics while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”).

The Index is comprised of long and short positions. The long positions of the Index (the “Long Basket”) intends to replicate the WisdomTree U.S. High Yield Corporate Bond Index. The Index employs a multi-step selection process to seek to identify bonds with favorable fundamentals and then tilts to those bonds with favorable risk-adjusted income characteristics.

The Long Basket of the Index is comprised of U.S. dollar-denominated corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, bonds must meet the following key criteria: (i) pay fixed-rate coupons; (ii) have at least $500 million in par amount outstanding; (iii) have a remaining maturity of at least one year; and (iv) have a non-investment-grade rating by Standard & Poor’s or Moody’s (i.e., below BBB- or Baa3, respectively). In addition, a bond cannot be in default or otherwise be in distress (e.g., the bond must be rated above C).

Once the Index universe is defined, each individual bond is assigned a factor score based on fundamental metrics that distinguish cash flow characteristics (i.e., free cash flow), and momentum metrics based on relative equity market performance of the bond’s issuer. The Index selects bonds principally based on their fundamental metrics. However, a bond issued by a company meeting the fundamental metrics but exhibiting significant negative momentum metrics would be excluded from the Index, while a bond with less desirable fundamental metrics but showcasing positive momentum metrics would be included in the Index. Bonds are assigned to one of five sectors (i.e., industrial, financial, utility, consumer, or energy) and then assessed for liquidity against public bonds within their sector. Bonds deemed to be among the 5% least liquid are excluded from consideration.

Each remaining bond is then assigned an income tilt score. A bond’s tilt score reflects, among other factors, its probability of default and recovery relative to the other bonds in its sector. Income tilt scores are then used to determine a bond’s weight in the Index relative to its market value, with greater weight allocated to those bonds receiving higher income tilt scores. The Fund’s exposure to any single bond issuer and any single bond is capped at the time of rebalance at 2% and 0.50%, respectively, with any excess exposure allocated across the remaining bonds on a pro-rata basis.

The short positions of the Index (the “Short Basket”) holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the Long Basket, with a targeted total duration exposure of approximately zero years (e.g., if the average duration of bonds in the Long Basket is approximately two years, the Short Basket will seek an average duration of approximately two years among its short holdings of U.S. Treasuries, with an aggregate targeted Index duration of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. The Fund may also short U.S. Treasuries.

The Index weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rates across the yield curve. The Long Basket and Short Basket of the Index are rebalanced on a monthly basis. During the intra-rebalance period, the Index may include constituents that no longer meet the Index’s eligibility criteria as described above. Under certain circumstances, such as in response to a change in a bond’s credit rating that causes it to no longer meet the Index eligibility criteria, the Index Provider may remove constituents from the Index intra-rebalance but on a delayed-basis.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

Bloomberg Index Services Limited (the “Index Provider”), designed the Index to provide long exposure to the Bloomberg U.S. Aggregate Bond Index while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”). The Index is comprised of a long portfolio and short portfolio. The “long portfolio” of the Index intends to replicate the Bloomberg U.S. Aggregate Bond Index, which broadly captures the U.S. investment grade, fixed income securities market and is comprised of U.S. Treasuries and U.S. Government-related bonds (e.g., obligations of the U.S. Government or its agencies or instrumentalities), corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The “short portfolio” of the Index holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the long portfolio, with a targeted total duration exposure of approximately zero years (e.g., if the average duration of bonds in the long portfolio is approximately five years, the short portfolio will seek an average duration of approximately five years among its short holdings of U.S. Treasuries, with an aggregate targeted duration of Index holdings of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates.

The Index methodology weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rate. Additionally, the Index seeks to mitigate, to the extent possible, relative moves in interest rates across the yield curve. The long portfolio and short portfolio of the Index are rebalanced on a monthly basis.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

A significant portion of the bonds represented in the long portion of the Index are U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments.

In seeking to track the short portfolio of the Index, the Fund will invest in short positions in futures contracts on U.S. Treasuries. The Fund may also short U.S. Treasuries.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.
WisdomTree Mortgage Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that utilizes an investment process combining both macro and fundamental research by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings, in mortgage-related debt and other securitized debt.

The Fund seeks to achieve its investment objective by primarily investing in mortgage-related fixed income securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (collectively, “Agency Mortgage-Backed Securities”), such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”). Agency Mortgage-Backed Securities include residential mortgage-backed securities, commercial mortgage-backed securities, and structured products such as collateralized mortgage obligations and real estate mortgage investment conduits (“REMICs”).

The Fund may invest up to 20% of its net assets, plus the amount of any borrowings, in other securitized credit securities such as non-agency or privately issued residential and commercial mortgage-backed securities, asset-backed securities, collateralized loan obligations and credit risk transfer securities (collectively, “Securitized Credit Securities”).

The Fund may purchase mortgage-backed securities through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date and the Fund has the option to either accept delivery or roll into another TBA Transaction. The Fund, pending settlement of such TBA Transaction, will invest its assets in high quality, liquid short-term instruments such as U.S. Treasury securities, securities issued by government agencies, repurchase agreements and commercial paper.

The universe of mortgage-related debt and other securitized debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds” or “high yield bonds,” which are considered to be speculative). The Fund intends to provide a broad-based exposure and therefore intends to invest in both investment grade and non-investment grade securities, but will not invest more than 20% of its net assets, plus the amount of any borrowings, in non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund may invest in securities of varying maturity or duration and with either fixed or adjustable rates. The Fund attempts to maintain an aggregate portfolio duration of up to seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending on market conditions.

The Fund’s investments in mortgage-related debt and other securitized debt may be represented by derivatives such as futures contracts. The Fund may invest in derivatives for various investment purposes, including to hedge interest rate risk, as a substitute for, or to gain exposure to, a position in an underlying asset, to reduce transaction costs, to maintain full market exposure (i.e., adjust investment characteristics to more closely approximate the characteristics of the market in which the Fund invests), to manage cash flows, or to preserve capital. The Fund’s use of derivatives will be collateralized by investments in liquid assets.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that utilizes an investment process combining both macro and fundamental research by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings, in mortgage-related debt and other securitized debt.
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

Bloomberg Index Services Limited (the “Index Provider”), designed the Index to broadly capture the U.S. investment grade, fixed income securities market while seeking to enhance yield within desired risk parameters and constraints. Rather than re-weight individual securities, the Index uses a rules-based approach to re-weight subgroups of the Bloomberg US Aggregate Index with the aim of earning a higher yield while broadly retaining the risk characteristics of the Bloomberg US Aggregate Index. The subgroups identified in the Bloomberg US Aggregate Index generally reflect the different risk dimensions of investment grade securities such as sector (asset class) exposure (i.e., treasuries, agency, credit, and securitized), interest rate risk (i.e., duration) and credit risk (i.e., spread). Yield can typically be increased by shifting exposure among any of a number of these risk dimensions and re-weighting the Index constituents. At the security level, the Index draws from the universe defined by the Bloomberg US Aggregate Index, which consists of investment grade debt securities denominated in U.S. dollars. To be eligible for inclusion in the Index, debt securities must have at least $250 million in par amount outstanding with the exception of asset-backed securities and commercial mortgage-backed securities which must have an original deal size of $500 million, a minimum tranche size of $25 million, and at least $300 million of the original transaction still outstanding. The Index consists of U.S. Treasuries and U.S. Government-related bonds (e.g., obligations of the U.S. Government or its agencies or instrumentalities), corporate bonds, mortgage-backed pass- through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly offered for sale in the United States. Index constituents are U.S. dollar-denominated debt securities with fixed rate coupons that have at least one year to final maturity.

The Index segments the eligible universe of U.S. investment grade fixed income securities into subgroups defined by sector, quality and maturity characteristics. The subgroups cover the treasury sector, agency sector, credit markets, and securitized securities. The Index employs a proprietary weighting methodology that seeks to enhance yield by allocating more weight to subgroups with higher yields while maintaining defined risk constraints designed to mitigate volatility and turnover drift from the eligible U.S. investment grade fixed income universe. Subgroups with higher yields are identified based on a subgroup’s yield to worst measurements, rather than its yield to maturity. Yield to worst refers to the lowest potential yield that can be received on a bond without issuer default. The Index uses yield to worst measurements to determine the yield of each subgroup, except the mortgage-backed securities subgroups, which use yield to worst calculations of Treasury bonds whose maturities match the average life of their mortgage securities plus their option-adjusted spreads. However, to retain the broad risk characteristics of the Bloomberg US Aggregate Index, the Index also employs constraints that include caps on tracking error volatility, duration, sector and subgroup weights, and turnover. The Index’s constraints are capped relative to the constraints of the Bloomberg US Aggregate Index. The weights are determined at the subgroup level (negative weights are not permitted) and passed down to the individual security level, where each security’s weight is equal to the subgroup weight multiplied by its market capitalization weight within the subgroup. The Index is rebalanced on a monthly basis.

The duration range of the Index is expected to be within one year of the duration of the Bloomberg US Aggregate Index. Historically, such universe has had a duration range between approximately three and seven years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. For example, the value of a fund with a portfolio duration of seven years would be expected to drop by 7% for every 1% increase in interest rates.

A significant portion of the bonds represented in the Index are U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pool of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments.

The Fund may invest up to 20% of its assets in other fixed income securities and/or such other investments, including other exchange-traded funds (“ETFs”) that invest in fixed income securities with characteristics similar to the Index constituents, that WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) and/or Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) believe will help the Fund track the performance of the Index. Other fixed income securities will consist primarily of investment grade securities with similar risk characteristics as the Index constituents, but up to 5% of the Fund’s total assets may be held in non-investment grade securities with credit ratings deemed to be of no less than BB.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

Bloomberg Index Services Limited (the “Index Provider”), designed the Index to broadly capture the short-term U.S. investment grade, fixed income securities market while seeking to enhance yield within desired risk parameters and constraints. The Index is comprised of those subgroups of the Bloomberg US Aggregate Index (i.e., Treasuries, agencies, credit and securitized) with effective maturities generally shorter than five years (“ST Agg Universe”). The Index uses a rules-based approach to re-weight these subgroups to achieve higher yields, while managing risk through constraints on expected tracking error and turnover, as well as sector, duration, and credit exposure relative to the market value-weighted ST Agg Universe. Individual securities within a subgroup are market value-weighted within the subgroup. The Index is rebalanced on a monthly basis.

The Index draws from the ST Agg Universe, which consists of U.S. dollar-denominated securities, including U.S. Treasuries, U.S. Government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly offered for sale in the United States. These securities feature fixed rate coupons and have at least $300 million in par amount outstanding and one year to final maturity, with the exception of asset-backed securities and commercial mortgage-backed securities, which must have an original deal size of $500 million, a minimum tranche size of $25 million, and at least $300 million of the original transaction still outstanding.

The duration of the Index is generally expected not to exceed the duration of the ST Agg Universe by more than 0.5 years. The ST Agg Universe has historically had a duration range between approximately two and three years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. For example, the value of a fund with a portfolio duration of three years would be expected to drop by 3% for every 1% increase in interest rates.

The Index includes U.S. agency mortgage-backed pass-through securities, which are securities issued by entities such as Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments.

The Fund may invest up to 20% of its assets in other fixed income securities and/or such other investments, with characteristics similar to the Index constituents, that WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) and/or Voya Investment Management Co. LLC (“Voya IM”), the investment sub-adviser, believe will help the Fund track the performance of the Index. Other fixed income securities will consist primarily of investment grade securities with similar risk characteristics as the Index constituents, but up to 5% of the Fund’s total assets may be held in non-investment grade securities (“junk bonds”) with credit ratings deemed to be of no less than BB.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.
WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially similar to the economic characteristics of such constituent securities, which may include to-be-announced (“TBA”) transactions in mortgage-backed securities, U.S. Treasury futures, and credit default swaps.

Bloomberg Index Services Limited (the “Index Provider”), designed the Index to seek to provide comprehensive exposure to the U.S. dollar (USD)-denominated bond market, while enhancing yield within desired risk parameters and constraints, as described below.

The Index is comprised of USD-denominated bonds. The Index deconstructs the USD-denominated bond market, as represented by USD-denominated, taxable bonds that are rated either investment grade (i.e., rated Baa3/BBB-/BBB- or above by Moody’s, S&P Global Ratings (“S&P”), and Fitch, respectively) or high yield (i.e., rated Ba1/BB+/BB+ or below by Moody’s, S&P, and Fitch, respectively), into one of the five categories of debt described below. The constituents in each category, except for US Investment Grade Debt, are weighted by market capitalization. The weighting of the constituents in the US Investment Grade Debt category is determined by the Index Provider’s proprietary weighting methodology, which is described below.

■	US Investment Grade Debt – This category is designed to broadly capture the USD-denominated investment grade bond market, which consists of Treasuries, government-related and corporate bonds, mortgage-backed securities, and asset-backed securities publicly issued in the U.S. or global markets.

The weight of this category is determined by assigning 50% of a weight determined in accordance with the Index Provider’s proprietary, rules-based weighting methodology to those issuers assigned to the Bloomberg US Aggregate Bond Index and the other 50% of the weight to those issuers assigned to the Bloomberg US Aggregate Enhanced Yield Index. This proprietary weighting methodology is designed to earn a greater yield while generally seeking to maintain the risk characteristics of the market capitalization-weighted US Investment Grade Debt exposure.

■	Restricted Securities – This category consists of investment grade, USD-denominated privately-placed securities, including those sold in reliance on the U.S. Securities and Exchange Commission’s (the “SEC”) Rule 144A and Regulation S, each of which is an exemption from the SEC registration requirements prescribed in Section 5 of the Securities Act of 1933 (the “Securities Act”) permitting, subject to certain conditions, the public resale of restricted securities.

■	Eurodollar Debt – Designed to broadly capture the USD-denominated investment grade Eurobond market, this category consists of investment grade debt denominated in U.S. dollars and publicly issued in non-U.S. developed/Eurobond markets.

■	US Corporate High Yield Debt – This category seeks to broadly capture the market of USD-denominated corporate bonds rated below investment grade, including debt issued by speculative issuers.

■	US Emerging Markets Debt – This category captures USD-denominated fixed-rate sovereign and corporate debt issued in emerging markets.

To be eligible for inclusion in the Index, Treasuries, government-related bonds, and investment grade corporate bonds must have at least $300 million par amount outstanding. Mortgage-backed securities must have at least $1 billion par amount outstanding. Commercial mortgage-backed securities must have at least a $500 million minimum deal size with at least $300 million outstanding remaining in the deal and a $25 million minimum tranche size. Asset-backed securities must have at least a $500 million minimum deal size and a $25 million minimum tranche size. Restricted securities and Eurodollar issues must have at least $300 million par outstanding. High yield corporate bonds must have at least $150 million par amount outstanding. Emerging markets issues must have at least $500 million par outstanding at the security level, and the corporate issuers of emerging market bonds must have at least $1 billion in outstanding debt trading in the market. The Index is rebalanced on a monthly basis.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially similar to the economic characteristics of such constituent securities, which may include to-be-announced (“TBA”) transactions in mortgage-backed securities, U.S. Treasury futures, and credit default swaps.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Bianco Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a replication strategy to achieve its investment objective, meaning it generally invests in all of the securities of the Index in approximately the same proportion as the Index. However, the Fund also may use a representative sampling strategy to invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund generally will use a representative sampling strategy when the Adviser or Sub-Adviser believes it will better position the Fund to seek to achieve its investment objective, such as when buying each security in an Index is impracticable or inefficient, or when one or more securities in the Index becomes unavailable, including as a result of legal restrictions or limitations that apply to the Fund and/or a security in the Index. Under normal circumstances, the Fund primarily invests in the constituent exchange-traded funds (“ETFs”) of the Index. However, the Fund also may invest directly in fixed-income securities.

The Index, created by Bianco Research Advisors LLC (the “Index Provider”), is composed of approximately 5 to 20 fixed income ETFs that are specifically selected and weighted using a modified market-capitalization weighting scheme to achieve specified factor exposures, which are described in detail in the “Additional Information About the Fund’s Investment Strategies” section of the Prospectus. An Index Committee established by the Index Provider is responsible for the construction and maintenance of the Index. The Index Provider employs a multi-step rules-based index process administered by an Index Committee to construct and maintain the Index. In addition to the general construction and maintenance processes for the Index, the rules-based index process defines the fixed income ETF eligibility criteria, as well as the factor exposures to which tilts may be applied. Within these fixed parameters, the Index Committee may exercise discretion in determining the factors to which tilts should be applied, the calibration of those tilts, and in selecting the fixed income ETFs from the Eligible ETF Pool to achieve those tilts.

To construct the Index, the Index Committee first selects a pool of fixed income ETFs, each of which must meet certain pre-determined criteria described herein and in the Index’s methodology (the “Eligible ETF Pool”). To be eligible for inclusion in the Eligible ETF Pool, a fixed income ETF must (i) have at least 90% of its net assets invested in fixed income securities or exposed to the risk and return characteristics of fixed income securities, such as through investments in some or all of the following: fixed income securities, cash (including cash equivalents), senior loans, preferred securities, or derivatives that provide economic exposure similar to fixed income securities, (ii) have shares listed on a major U.S. national securities exchange, (iii) provide exposure to fixed-income assets, including but not limited to government bonds, corporate bonds, municipal bonds, mortgage-backed securities, high yield securities, inflation-protected securities, and international and emerging markets fixed income securities, and (iv) meet certain liquidity, cost effectiveness, and efficiency (i.e., achieves its investment objective in an efficient manner) criteria. Generally, the Eligible ETF Pool is reconstituted annually using these criteria, but additions and deletions to the Eligible ETF Pool also may be made during the year if determined appropriate by the Index Provider. The Index Committee selects all Index constituents from the Eligible ETF Pool, including any new or replacement constituents needed during the course of a year to maintain the desired exposure of the Index and to accommodate any contingencies affecting Index constituents. WisdomTree ETFs may be included in the Eligible ETF Pool.

The Index Committee establishes a neutral portfolio of fixed income ETFs, selected from the Eligible ETF Pool, that reflects a baseline of aggregate exposures based on the duration, curve, credit and volatility risk (collectively, “Baseline Exposures”) of a universe of U.S. dollar-denominated investment grade debt meeting certain criteria selected by the Index Committee (the “Baseline Universe”). Using the Baseline Universe, the Index Committee conducts a factor exposure analysis to estimate the factor exposures it believes are driving the Baseline Universe’s returns (collectively, the “Factor Exposures”) and calibrates tilts to those factors to produce the desired Index exposures.

The Index Committee then selects a group of fixed income ETFs from the Eligible ETF Pool that, in the aggregate, provide the desired factor exposure profile to serve as the Index constituents. The Index is reconstituted and rebalanced at the end of each month.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its net assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund primarily invests in the constituent exchange-traded funds (“ETFs”) of the Index. However, the Fund also may invest directly in fixed-income securities.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its net assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree 1-3 Year Laddered Treasury Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasuries that have a remaining maturity of one to three years and investments that have economic characteristics (i.e., risk and return characteristics) that are substantially similar to the economic characteristics of such Treasuries. The Index is composed of fixed-rate coupon U.S. Treasury securities maturing in one to three years or with remaining maturities between one and three years.

The Index, which was created and is maintained by Bloomberg Index Services Limited (the “Index Provider”), is designed to measure the performance of a portfolio composed of public obligations of the U.S. Treasury that have a nominal fixed rate coupon and remaining maturities of one to three years (the “maturity range”), excluding amounts held by the Federal Reserve system. Treasury bills, inflation-linked bonds, floating rate bonds, Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and state and local government series bonds are excluded from the Index. The Index employs a “laddering” approach to select its constituents. Each month the Index selects one Treasury security maturing in each month represented in the maturity range. If there are two or more Treasury securities within a given maturity month, then the most recently issued security is selected for inclusion in the Index. As a result, the Index generally will be composed of 24 constituent securities at each rebalance date (unless there are no eligible securities for a given maturity month). The constituent securities are equally weighted at the time of selection and at each reconstitution. The Index is reconstituted and rebalanced on a monthly basis. On each monthly reconstitution date, the constituent securities with the shortest amount of time to maturity (i.e., less than one year) are removed from the Index and new securities with a longer amount of time to maturity (i.e., three years) are added to the Index. Additionally, the most recently issued two-year Treasury note is likely to replace a more seasoned note at the two-year maturity point of the Index.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its net assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasuries that have a remaining maturity of one to three years and investments that have economic characteristics (i.e., risk and return characteristics) that are substantially similar to the economic characteristics of such Treasuries.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its net assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree 7-10 Year Laddered Treasury Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasuries that have a remaining maturity of seven to ten years and investments that have economic characteristics (i.e., risk and return characteristics) that are substantially similar to the economic characteristics of such Treasuries. The Index is composed of fixed-rate coupon U.S. Treasury securities maturing in seven to ten years or with remaining maturities between seven to ten years.

The Index, which was created and is maintained by Bloomberg Index Services Limited (the “Index Provider”), is designed to measure the performance of a portfolio composed of public obligations of the U.S. Treasury that have nominal fixed rate coupons and remaining maturities of seven to ten years (the “maturity range”), excluding amounts held by the Federal Reserve system. Treasury bills, inflation-linked bonds, floating rate bonds, Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and state and local government series bonds are excluded from the Index.

The Index employs a “laddering” approach to select its constituents. Each quarter the Index selects one Treasury security maturing in each quarter represented in the maturity range. If there are two or more Treasury securities within a given maturity quarter, then the most recently issued security is selected for inclusion in the Index. As a result, the Index generally will be composed of 12 constituent securities at each reconstitution (unless there are no eligible securities for a given maturity quarter). The constituent securities are equally weighted at the time of selection and then rebalanced at the end of each month. Each quarter, the Index is reconstituted, with a security being removed and replaced by another to maintain the ladder. For example, the constituent securities with the shortest amount of time to maturity (i.e., less than seven years) are removed from the Index and new securities with a longer amount of time to maturity (i.e., ten years) are added to the Index.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its net assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasuries that have a remaining maturity of seven to ten years and investments that have economic characteristics (i.e., risk and return characteristics) that are substantially similar to the economic characteristics of such Treasuries.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its net assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Core Laddered Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective primarily through investments in municipal debt securities whose interest payments generally are exempt from U.S. federal income taxes. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities. For these purposes, municipal debt securities include debt obligations issued by state and local governments, their political subdivisions, agencies, and public authorities, and certain other governmental issuers (such as the U.S. territories of Puerto Rico, Guam, and the U.S. Virgin Islands). Municipal debt securities in which the Fund may invest also include participations or other interests in municipal securities backed by banks, insurance companies, and other financial institutions. The Fund may invest up to 30% of its net assets in municipal securities subject to the federal alternative minimum tax. The federal alternative minimum tax is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The federal alternative minimum tax system treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain private activity municipal bonds, which are bonds issued by state or local governments to fund projects that primarily benefit private businesses or individuals rather than the general public.

The Fund is an actively managed fund which utilizes a value-approach in identifying attractive securities and sectors within the municipal market (i.e., securities or sectors the price of which represents their intrinsic value or an amount less than their intrinsic value and which are subject to an appropriate level of risk, each as determined by the Adviser or Sub-Adviser). The Fund seeks to select a portfolio of securities with an average duration between four and eight years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. For example, the value of a security with a duration of eight years would be expected to decrease by 8% for every 1% increase in interest rates. The Fund seeks to invest across maturity rungs in a structured manner, with a focus on securities that are expected to mature or have an option to be called or tendered inside of 15 years. The Fund anticipates generally investing a greater portion of its assets in revenue bonds relative to general obligation bonds.

The Fund intends to invest primarily in investment grade municipal debt securities (or if unrated, the equivalent thereof as determined by the sub-adviser in its sole discretion) but may also invest in non-investment grade municipal debt securities (or if unrated, the equivalent thereof, as determined by the sub-adviser in its sole discretion), as rated by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. If a security has ratings available from all three ratings organizations, its final rating will be the middle rating. If a security has ratings available from only two of the ratings organizations, its final rating will be the lower rating. The Fund will limit its investments in non-investment grade municipal debt securities (or if unrated, the equivalent thereof as determined by the sub-adviser in its sole discretion) to 10% of the Fund’s assets.

The Fund’s exposure to any single obligor of a municipal debt security generally will be limited to 10% of the Fund’s assets. Similarly, exposure to any single state is expected to be limited to 25% of the Fund’s assets. The Fund may invest more than 25% of its assets in municipal debt securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities. The Fund also may invest more than 25% of its assets in industrial development bonds, which are revenue bonds issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, ports and parking.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective primarily through investments in municipal debt securities whose interest payments generally are exempt from U.S. federal income taxes. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities.
WisdomTree High Income Laddered Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective primarily through investments in municipal debt securities whose interest payments generally are exempt from U.S. federal income taxes. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high income municipal debt securities. For these purposes, municipal debt securities include debt obligations issued by state and local governments, their political subdivisions, agencies, and public authorities, and certain other governmental issuers (such as the U.S. territories of Puerto Rico, Guam, and the U.S. Virgin Islands). Municipal debt securities in which the Fund may invest also include participations or other interests in municipal securities backed by banks, insurance companies, and other financial institutions. High income municipal debt securities include those securities rated at the time of purchase “A+” or below by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or A1 or below by Moody’s Investors Service, Inc. (“Moody’s”), or below a comparable rating by another nationally recognized statistical rating organization, or if unrated, securities of comparable quality as determined by the Fund’s sub-adviser in its sole discretion. If a security has ratings available from all three ratings organizations, its final rating will be the middle rating. If a security has ratings available from only two of the ratings organizations, its final rating will be the lower rating. The Fund may invest up to 30% of its net assets in municipal securities subject to the federal alternative minimum tax. The federal alternative minimum tax is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The federal alternative minimum tax system treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain private activity municipal bonds, which are bonds issued by state or local governments to fund projects that primarily benefit private businesses or individuals rather than the general public.

The Fund is an actively managed fund which utilizes a value-approach in identifying attractive securities and sectors within the municipal market (i.e., securities or sectors the price of which represents their intrinsic value or an amount less than their intrinsic value and which are subject to an appropriate level of risk, each as determined by the Adviser or Sub-Adviser). The Fund invests in a portfolio of securities with an average duration between five and ten years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. For example, the value of a security with a duration of ten years would be expected to decrease by 10% for every 1% increase in interest rates. To the extent possible, the Fund seeks to diversify interest rate risk across the curve, with a focus on securities that are expected to mature or have an option to be called or tendered inside of 15 years. Specifically, the Fund will seek to invest in investment grade securities across maturity rungs, while its investments in non-investment grade securities could be limited by security availability among other factors as discussed below. The Fund also may assign greater weight in its portfolio to securities with longer stated maturities and potential calls of ten years or beyond. The Fund anticipates generally investing a greater portion of its assets in revenue bonds relative to general obligation bonds.

Although the Fund may invest in municipal debt securities in any rating category, the Fund expects to limit its investment in non-investment grade municipal debt securities to less than 50% of its assets. Non-investment grade rated municipal securities include securities rated Ba1/BB+/BB+ or lower, as rated by Moody’s, S&P or Fitch, or if unrated, the equivalent thereof as determined by the sub-adviser in its sole discretion. The extent to which the Fund invests in non-investment grade securities is a function of availability, market conditions, and active selection. Under certain circumstances, the Fund may invest in non-investment grade securities to a limited extent only.

The Fund’s exposure to any single obligor of a municipal debt security generally will be limited to 10% of the Fund’s assets. Similarly, exposure to any single state is expected to be limited to 25% of the Fund’s assets. The Fund may invest more than 25% of its assets in municipal debt securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities. The Fund also may invest more than 25% of its assets in industrial development bonds, which are revenue bonds issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, ports and parking.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective primarily through investments in municipal debt securities whose interest payments generally are exempt from U.S. federal income taxes. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high income municipal debt securities.
WisdomTree Equity Premium Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally expects to invest in investments whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the constituents of the Index or the Index as a whole. The Fund also may invest in a sample of the constituents of the Index whose risk, return, and other characteristics resemble those of the Index as a whole. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments that provide the Fund with equity exposure, including equity securities, derivative instruments that provide exposure to equity securities or equity indices, as well as other instruments that in combination have economic characteristics similar or equivalent to those of equity securities.

The Index is provided by Volos Portfolio Solutions, Inc. (“Volos” or the “Index Provider”). The Index tracks the value of a cash-secured (i.e., collateralized) put option sales strategy, which consists of (1) selling (or “writing”) put options on the SPDR S&P 500® ETF Trust (“SPY”) (the “SPY Puts”) and (2) a cash collateral account that accrues interest at a theoretical three-month Treasury bill rate on a daily basis. SPY Puts are derivative instruments that typically rise in value when the price of SPY falls because SPY Puts are options to sell SPY at a designated strike price. All SPY Puts are exchange-listed standardized options. The Index’s put option sales strategy is designed to generate income when SPY exhibits neutral to positive performance with low volatility, as such performance is expected to decrease the hypothetical price of the sold SPY Puts. The Index selects SPY Puts that target a premium of 2.5% (i.e., the SPY Put costs approximately 2.5% of the official daily price of SPY). At any given time, the Index references two SPY Puts with expiration dates that are two weeks apart.

In seeking to track the price and yield performance, before fees and expenses, of the Index, the Fund expects to sell put options on the S&P 500® Index (“Index Options”) and hold U.S. Treasury bills. The Fund also may use SPY Puts and any other call or put option or futures contracts WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) or Newton Investment Management North America, LLC (“NIMNA” or the “Sub-Adviser”) believes will enable the Fund to implement its investment strategy and achieve its investment objective. By selling an Index Option, the Fund receives a premium from the option buyer. The premium will increase the Fund’s return if the sold Index Option has decreased in price on the Roll Date (as defined in the next paragraph) relative to the premium received by the Fund from writing the Index Option. The Index Option will decrease in price if the S&P 500® Index experiences positive performance because the Index Option is more valuable when the value of the S&P 500® Index decreases and/or experiences high volatility. If, however, the price of the sold Index Option increases compared to the price of the Index Option when written by the Fund (e.g., in response to the S&P 500® Index decreasing in value and/or experiencing high volatility), the Fund pays the buyer the difference between the Index Option price on the Roll Date and the Index Option price when written by the Fund. The Fund’s sale of cash-secured Index Options serves to partially offset a decline in the value of the S&P 500® Index to the extent of the premiums received. However, if the value of the S&P 500® Index increases beyond the premiums received, Fund returns would not be expected to increase accordingly. The Fund’s potential return is limited to the amount of the option premiums it receives.

The Index Options sold by the Fund are selected to target a premium of 2.5% (i.e., the cash received by the Fund from the buyer of the Index Option is approximately 2.5% of the daily value of the S&P 500® Index). At any given time, the Fund holds at least two Index Options (or other investments designed to achieve the same effect) with different expiration dates. The Fund generally closes out the Index Options prior to their expiration dates, and newly selected Index Options are sold by the Fund on the same day (the “Roll Date”) in a process known as “rolling”. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. When an Index Option is closed out by the Fund on the Roll Date, the Fund generally selects a new Index Option with a target expiration date in the following month. Each new Index Option will also have a strike price that is the higher of (i) the “at the money” strike price (i.e., a strike price that is closest to but greater than the current market value of the S&P 500® Index), or (ii) the strike price for an Index Option that has a premium closest to 2.5%.

By following the Index’s put option sales strategy, as described above, the Fund expects to operate in a manner similar to, and subject to the same risks as, the Index. The number of Index Options sold by the Fund varies but is limited by the amount held by the Fund in U.S. Treasury bills. At each Roll Date, any settlement from the existing Index Options is paid from the U.S. Treasury bills investment proceeds and new Index Options are sold. The revenue from their sale is added to the Fund’s U.S. Treasury bills account.

The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments that provide the Fund with equity exposure, including equity securities, derivative instruments that provide exposure to equity securities or equity indices, as well as other instruments that in combination have economic characteristics similar or equivalent to those of equity securities.
WisdomTree Enhanced Commodity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that intends to provide broad-based exposure to the following four commodity sectors: Energy, Agriculture, Industrial Metals, and Precious Metals primarily through investments in futures contracts. Within these four sectors, the Fund intends to invest in the following commodities: Brent Crude Oil, West Texas Intermediate (WTI) Crude Oil, Natural Gas, RBOB Gasoline, Low Sulfur Gas Oil, ULS Diesel, Live Cattle, Feeder Cattle, Lean Hogs, Soybeans, Soybean Oil, Soybean Meal, Wheat, Kansas Wheat (Hard Red Wheat), Sugar, Corn, Coffee, Cocoa, Cotton, Copper, Tin, Aluminum, Zinc, Nickel, Lead, Gold, Platinum, and Silver. Weighting among the commodities focuses on liquidity (i.e., commodities with more liquid futures contracts will generally have a higher weighting) combined with qualitative considerations and applicable market views derived from WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) in seeking broad-based exposure among the Energy, Agriculture, Industrial Metals and Precious Metals sectors. Exposure to any particular commodity, as well as potentially additional commodities, are generally determined annually but will vary over time based on the foregoing considerations. The Fund will not invest directly in physical commodities.

Futures contracts on commodities generally are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity (or, in some contracts, the cash equivalent) at a future date and price. The value of commodity futures contracts is based upon the price movements of the underlying commodities.

In addition to commodity futures contracts, the Fund may invest up to 10% of its net assets in any combination of shares of one or more exchange-traded products that primarily hold bitcoin (each, a “bitcoin ETP” and collectively, “bitcoin ETPs”) and bitcoin futures contracts. The Fund will invest only in cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission, and shares of bitcoin ETPs listed on a U.S. national securities exchange. The Fund currently obtains investment exposure to the WisdomTree Bitcoin Fund (BTCW), a bitcoin ETP sponsored by an affiliate of the Adviser. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. For ease of reference, disclosure related to commodities and commodity-linked derivatives in this Prospectus is intended to also apply to the Fund’s indirect investments in bitcoin, bitcoin ETPs, and bitcoin futures. The Fund will not invest in bitcoin directly.

In order to maintain exposure to a futures contract on a particular commodity, the Fund must sell the position in the expiring contract and buy a new position in a contract with a later delivery month, which is referred to as “rolling.” The Fund expects to employ an “enhanced roll” process by attempting to roll from an expiring futures contract to another futures contract in seeking to generate a greater yield for the Fund. This roll process, generally implemented monthly, aims to maximize the potential roll benefits in backwardated markets and minimize potential losses in contango markets by rolling, as applicable, to the futures contract on a particular commodity which generates the maximum implied yield. Commodity futures contracts trade either in contango, where forward month futures contracts cost more than the current month (leading to negative roll yield) or in backwardation, where forward month futures contracts trade at a discount to the current month (leading to positive roll yield). It is generally the supply and demand factor that determines whether a commodity futures contract is in contango or backwardation.

The Fund may invest in Treasury securities and other liquid short-term investments as collateral for its commodity futures contracts.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary. References to the Fund include the WisdomTree Subsidiary.

WisdomTree Managed Futures Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to capture rising and falling price trends in the commodity, currency, equity, and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts.

The Fund can invest in U.S. listed futures contracts on the following twenty-one (21) commodities: West Texas Intermediate (WTI) Crude Oil, Brent Crude Oil, Heating Oil, Gasoil, RBOB Gasoline, Natural Gas, Gold, Silver, Copper, Aluminum, Lead, Nickel, Tin, Zinc, Live Cattle, Feeder Cattle, Lean Hogs, SRW Wheat, HRW Wheat, Corn, and Unrefined Sugar. A model that evaluates momentum signals specific to each commodity sector is used to select commodity futures and to determine whether a long or short position is taken by the Fund.

In addition to commodity futures contracts, the Fund may invest up to 10% of its net assets in any combination of shares of one or more exchange-traded products that primarily hold bitcoin (each, a “bitcoin ETP” and collectively, “bitcoin ETPs”) and bitcoin futures contracts. As noted above, the model that evaluates momentum signals specific to each commodity sector is used to determine whether the Fund should take a long position in bitcoin ETPs and/or bitcoin futures contracts. The Fund will invest only in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission, and shares of bitcoin ETPs listed on a U.S. national securities exchange. The Fund currently obtains investment exposure to the WisdomTree Bitcoin Fund (BTCW), a bitcoin ETP sponsored by an affiliate of the Adviser. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. For ease of reference, disclosure related to commodities and commodity-linked derivatives in this Prospectus is intended to also apply to the Fund’s indirect investments in bitcoin, bitcoin ETPs, and bitcoin futures. The Fund will not invest in bitcoin directly.

The Fund may also hold financial futures contracts on developed and emerging markets currencies as well as on 10-year U.S. Treasury notes and 30-year U.S. Treasury bonds.

The Fund relies on a risk indicator, a correlation signal, and a short-term momentum signal to determine its allocation to equity futures contracts. The Fund has the ability to enter into both long and short positions on equity futures contracts. Excess cash after determining effective weights for equity contracts is allocated to U.S. Treasury futures contracts.

The Fund is rebalanced monthly.

The Fund invests substantially all of its assets in a combination of commodity, currency, and equity linked investments, U.S. government securities and money market instruments. With the exception of any investments in bitcoin ETPs, the Fund’s commodity and currency-linked investments generally are limited to investments in listed futures contracts, forward currency contracts, and swap transactions that provide exposure to commodity and non-U.S. currency returns. The Fund will invest in listed equity and U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest in physical commodities directly.

The Fund seeks to gain exposure to commodity, currency, fixed income, and equity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, “managed futures” are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed equity, commodity, currency and financial futures contracts described in the Fund’s Prospectus. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, “managed futures” are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed equity, commodity, currency and financial futures contracts described in the Fund’s Prospectus.
WisdomTree Private Credit and Alternative Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

The Index is provided by Gapstow Capital Partners, L.P. (the “Index Provider”) and is designed to provide diversified exposure to private credit and other alternative credit investments. The Index is composed of registered closed-end investment companies (“CEFs”), including CEFs that have elected to be regulated as “business development companies” (“BDCs” and, together with CEFs, the “Underlying Funds”) under the Investment Company Act of 1940 (the “1940 Act”), and real estate investment trusts regulated under the Code (“REITs” and, together with Underlying Funds, the “Vehicles” and individually a “Vehicle”) that are listed and publicly traded on a major U.S. stock exchange.

To be eligible for inclusion in the Index, a Vehicle must: (i) be registered under the Securities Act of 1933, as amended (the “Securities Act”), (ii) be listed and publicly traded on a major U.S. stock exchange, (iii) have intra-day pricing provided by such exchange, (iv) have traded for at least the most recent 90 calendar days, (v) have a permanent capital structure (i.e., Vehicles that have a relatively stable number of shares outstanding, such as a CEF that rarely issues new shares or redeems existing shares), (vi) be perpetual (i.e., without set maturity or termination dates such as target or term funds), (vii) not invest primarily in other Vehicles (e.g., not be a CEF that invests primarily in other CEFs), (viii) have a stated objective of investing primarily in private credit loans (including corporate loans, commercial real estate loans, and non-agency residential mortgages) or other forms of alternative credit investments (including public high-yield corporate bonds (“junk bonds”), broadly-syndicated loans, collateralized loan obligations, mortgage-backed securities, and other asset-backed securities), (ix) have a six-month average daily market capitalization of greater than $100 million, and (x) have a six-month average daily trading volume greater than $750,000.

Vehicles meeting the foregoing requirements are classified based on the Vehicle’s investment holdings in the following private credit and alternative credit sectors: (i) private corporate lending, (ii) commercial real estate lending, (iii) non-agency real estate debt, (iv) public corporate debt, (v) agency real estate debt, and (vi) multi-sector alternative credit. The number of Vehicles representing each sector in the Index may vary. On each rebalancing date, the Index seeks to allocate its assets across private credit investments and alternative credit investments such that at least 60% of the constituent Vehicles are focused on private credit investments (private corporate lending, commercial real estate lending, and non-agency real estate debt) and the remaining constituent Vehicles are focused primarily on other alternative credit investments. The allocation of constituents in the Index may vary from this target allocation between rebalancing dates.

At the time of inclusion in the Index, at least 75% of a Vehicle’s investment holdings must provide exposure to a foregoing sector to be classified within that sector. Within each sector, eligible Vehicles are selected based on market capitalization until the desired allocation is achieved. The Index seeks to include approximately 30 Vehicles at the time of rebalance. The number of constituent Vehicles may vary in response to market conditions and other factors considered by the Index Provider.

Constituents in the Index are equal-weighted. The Index is rebalanced quarterly and reconstituted semi-annually.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its total assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Target Range Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

In pursuing its investment objectives, the Fund seeks to follow the methodology of the TOPS® Global Equity Target Range® Index (the “Index”) created by Valmark Advisers, Inc. (“Valmark” or the “Index Provider”). However, the Fund is an actively managed exchange-traded fund (“ETF”). Therefore, the Fund’s returns are expected to be similar to the returns of the Index but will not match the Index’s returns due to the amount and timing of assets that flow in and out of the Fund and the Fund’s fees and expenses. The Index tracks the performance of a cash-secured (i.e., collateralized) call spread strategy which consists of (1) buying long call options and selling short call options on a portfolio of four ETFs that track the performance of large- and mid-capitalization companies in the United States, developed market countries and emerging market countries, respectively, consisting of the SPDR® S&P 500® ETF Trust (“SPY”), iShares Russell 2000 ETF (“IWM”), iShares MSCI EAFE ETF (“EFA”), and iShares MSCI Emerging Markets ETF (“EEM”) (collectively, the “Underlying ETFs”); and (2) cash collateral. The target exposure of the Index, excluding cash collateral, as described below, is: SPY (50%), IWM (20%), EFA (20%), and EEM (10%) though the Fund’s exposure may differ from time to time due to market movements and cash flows in and out of the Fund. Due to changes in the Index or discretionary changes by the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) and/or sub-adviser, Newton Investment Management North America, LLC (“NIMNA” or the “Sub-Adviser”), the target exposure among the Underlying ETFs may change over time.

Each January the Index selects call options with a target expiration date of approximately one year. The long call options have a strike price that is approximately 85% of the current market price of the Underlying ETF at the time of purchase, and the short call options have a strike price that is approximately 115% of the current market price of the Underlying ETF at the time of sale. The Adviser maintains the ability to purchase and sell underlying call spread positions opportunistically on dates determined by the Sub-Adviser. The Sub-Adviser also may restrike underlying call spread positions more frequently than the Index. Restriking underlying positions more frequently than the Index may cause different payoff profiles for underlying positions than those of the Index.

Under normal conditions, approximately 80-85% of the Fund’s assets are expected to be invested in the cash collateral component upon the annual roll date in January. As the value of the options fluctuate, the percentage of overall fund value represented by the cash collateral component will fluctuate as well. The cash collateral component of the Fund not invested in long and short call options on Underlying ETFs may be invested in options that differ from those included in the Index (e.g., an S&P Index option instead of S&P 500® ETF option), FLexible EXchange® Options (“FLEX Options”), which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation, index futures contracts and ETFs that provide investment exposure comparable to the options used by the Index, fixed-income securities, including U.S. Treasury or other short-term instruments, such as commercial paper, and cash.

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio comprised of (i) U.S.-listed gold futures contracts and (ii) global equity securities issued by companies that derive at least 50% of their revenue from the gold mining business (“Gold Miners”). The Fund uses U.S.-listed gold futures contracts to enhance the capital efficiency of the Fund. Capital efficiency is the ability for an investment to gain exposure to a particular market while using fewer assets.

The Fund will invest in a representative basket of global equity securities issued by Gold Miners generally weighted by market capitalization. To be eligible for inclusion in the Fund, Gold Miners, including companies in developed and emerging market countries throughout the world, must be listed on an eligible global stock exchange. As of September 30, 2025, the Fund invests a significant portion of its assets in Gold Miners domiciled in Canada and the United States.

Under normal circumstances, the Fund will have approximately equal exposure to U.S.-listed gold futures contracts and global equity securities issued by Gold Miners. The Fund generally will invest approximately 90% of its net assets in global equity securities issued by Gold Miners, while the Fund’s aggregate U.S.-listed gold futures contracts typically will represent a notional exposure (i.e., the total underlying amount of exposure created by a derivatives trade) of approximately 90% of the Fund’s net assets. The Fund’s portfolio will be rebalanced quarterly to implement the results of the model. As a result, between quarterly rebalances, the Fund’s allocations to U.S.-listed gold futures contracts and global equity securities by Gold Miners will vary from the targeted equal exposure, and the Fund’s basket of global equity securities issued by Gold Miners will vary from the targeted market capitalization weighting. To the extent exposure of the Fund deviates from this targeted allocation by greater than 5%, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target allocations. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

The Fund may invest in U.S. Treasury securities and other liquid short-term investments as collateral for its U.S.-listed gold futures contracts. The Fund will not invest directly in physical commodities.

The Fund seeks to gain exposure to the commodity market for gold, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). To provide such exposure, the WisdomTree Subsidiary will invest primarily in U.S.-listed gold futures contracts. The WisdomTree Subsidiary is wholly owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to the investment returns of gold while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Fund will seek to concentrate its investments (i.e., invest more than 25% of its net assets) in companies in the metals and mining industry and the gold mining sub-industry.

Strategy Portfolio Concentration [Text]	The Fund will seek to concentrate its investments (i.e., invest more than 25% of its net assets) in companies in the metals and mining industry and the gold mining sub-industry.
WisdomTree Efficient Gold Plus Equity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio comprised of (i) U.S.-listed gold futures contracts and (ii) U.S. equity securities. The Fund uses U.S.-listed gold futures contracts to enhance the capital efficiency of the Fund. Capital efficiency is the ability for an investment to gain exposure to a particular market while using fewer assets.

The Fund will invest in a representative basket of U.S. equity securities of large-capitalization companies generally weighted by market capitalization.

Under normal circumstances, the Fund will have approximately equal exposure to U.S.-listed gold futures contracts and U.S. equity securities. The Fund’s portfolio will be rebalanced quarterly to implement the results of the model. As a result, between quarterly rebalances, the Fund’s allocations to U.S.-listed gold futures contracts and U.S. equity securities will vary from the targeted equal exposure, and the Fund’s basket of equity securities will vary from the targeted market capitalization weighting. To the extent exposure of the Fund deviates from the targeted allocation by greater than 5%, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target allocations. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

The Fund may invest in U.S. Treasury securities and other liquid short-term investments as collateral for its U.S.-listed gold futures contracts. The Fund will not invest directly in physical commodities.

The Fund seeks to gain exposure to the commodity market for gold, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). To provide such exposure, the WisdomTree Subsidiary will invest primarily in U.S.-listed gold futures contracts. The WisdomTree Subsidiary is wholly owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to the investment returns of gold while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

WisdomTree Inflation Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio primarily composed of (i) inflation-protected U.S. Treasury Bonds (“TIPS”) and other debt securities issued by the U.S. Treasury, including bills, notes, bonds, and floating rate public obligations of the U.S. Treasury (“Floating Rate Notes”), (ii) investments that provide exposure to a basket of 15 to 20 commodities across six sectors, which include energy, industry metals, grains, precious metals, and soft or agricultural commodities (e.g., coffee, sugar, and cocoa), and (iii) investments that provide exposure to bitcoin.

The TIPS in which the Fund invests are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating securities whose interest and principal payments are adjusted for inflation, which is defined as a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment follows a designated inflation index, such as the Consumer Price Index (“CPI”), and is applied to the TIPS’ principal payments according to changes in CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This inflation adjustment feature can provide investors with a hedge against inflation while preserving the purchasing power of their investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. The Fund’s debt securities investments must have a fixed coupon schedule and be denominated in U.S. dollars.

Under normal circumstances, the Fund will have approximately equal exposure to TIPS and commodities. The Fund will generally invest in investments that provide exposure to a basket of 15 to 20 commodities. The basket may include one or more of the following commodities: brent crude oil, west Texas intermediate crude oil, heating oil, gasoil, RBOB gasoline, natural gas, gold, silver, copper, aluminum, lead, nickel, tin, zinc, live cattle, feeder cattle, lean hogs, SRW wheat, HRW wheat, corn, unrefined sugar, cocoa, coffee, cotton, low sulfur gas oil, platinum, soybean meal, soybean oil, soybeans, and ULS diesel. The Fund will not invest directly in physical commodities.

The Fund expects to primarily use U.S. listed futures contracts to obtain long and short exposure to commodities and bitcoin to enhance the capital efficiency of the Fund. Capital efficiency is the ability for an investment to gain exposure to a particular market while using fewer assets. The Fund also may invest in other investment vehicles, including mutual funds, ETFs, and exchange-traded products (“ETPs”) to obtain exposure to any of the investments described above, including ETPs that primarily hold bitcoin, and mutual funds, ETFs and ETPs managed or sponsored by an affiliate of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”). Between rebalances, the Fund’s portfolio may temporarily include investments that no longer meet the model’s investment criteria. The Fund’s long and short positions are decided by a composite momentum signal produced by a proprietary model maintained by the Adviser.

In addition to TIPS and commodity futures contracts, the Fund may invest up to 10% of its net assets in any combination of shares of one or more ETPs that primarily hold bitcoin (each, a “bitcoin ETP” and collectively, “bitcoin ETPs”) and bitcoin futures contracts (with bitcoin ETPs, “Bitcoin Investments”). The Fund will invest only in cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission, and shares of bitcoin ETPs listed on a U.S. national securities exchange. The Fund currently obtains investment exposure to the WisdomTree Bitcoin Fund (BTCW), a bitcoin ETP sponsored by an affiliate of the Adviser. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network.

The Fund will not invest directly in bitcoin.

Futures contracts on commodities or bitcoin generally are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity or bitcoin (or, in some contracts, the cash equivalent) at a future date and price. The value of a commodity or bitcoin futures contract is based upon the price movement of the underlying commodity or bitcoin.

To maintain exposure to a futures contract, the Fund must sell the position in the expiring contract and buy a new position in a contract with a later delivery month, which is referred to as “rolling.” The Fund expects to employ an “enhanced roll” process by attempting to roll from an expiring futures contract to another futures contract in seeking to generate a greater yield for the Fund. This roll process, generally implemented monthly, aims to maximize the potential roll benefits in backwardated markets and minimize potential losses in contango markets by rolling, as applicable, to the futures contract that generates the maximum implied yield. Futures contracts trade either in contango, where forward month futures contracts cost more than the current month (leading to negative roll yield) or in backwardation, where forward month futures contracts trade at a discount to the current month (leading to positive roll yield). It is generally the supply and demand factor that determines whether a futures contract is in contango or backwardation.

The Fund intends to utilize its investment in TIPS or other debt securities issued by the U.S. Treasury as collateral for its futures contracts.

The Fund seeks to gain exposure to commodity markets, in whole or in part, and bitcoin through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity and bitcoin returns while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.